UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altavista Wealth Management, Inc.
Address:  Two Town Square Blvd. Suite 315
          Asheville, NC 28803

Form 13F File Number:  028-13966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine B. Nelson
Title:    Director of Operations
Phone:    828-684-2600

Signature, Place, and Date of Signing:


     /s/ Christine B. Nelson          Asheville, NC           August 16, 2010
     -----------------------          -------------           ---------------
           [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          120
                                         -----------

Form 13F Information Table Value Total:  $   103,627
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE   SHARED  NONE
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----   ------  ----
Pepsi Co                         COM           713448108   4,902     80,420  SH          SOLE                   SOLE
Exxon Mobil Corp.                COM           30231G102   4,281     75,015  SH          SOLE                   SOLE
General Electric Co.             COM           369604103   3,672    254,621  SH          SOLE                   SOLE
Berkshire Hathaway B             COM           084670702   3,590     45,048  SH          SOLE                   SOLE
Intel Corp                       COM           458140100   3,396    174,599  SH          SOLE                   SOLE
Cisco Systems Inc                COM           17275R102   2,945    138,192  SH          SOLE                   SOLE
Johnson & Johnson                COM           478160104   2,920     49,439  SH          SOLE                   SOLE
iShares MSCI Emrg Mkt Fd         COM           464287234   2,761     73,981  SH          SOLE                   SOLE
Lowes Companies Inc              COM           548661107   2,658    130,160  SH          SOLE                   SOLE
Wal-Mart Stores Inc              COM           931142103   2,597     54,028  SH          SOLE                   SOLE
Procter & Gamble                 COM           742718109   2,535     42,306  SH          SOLE                   SOLE
Lincoln National Corp            COM           534187109   2,217     91,263  SH          SOLE                   SOLE
Microsoft Corp                   COM           594918104   2,036     88,486  SH          SOLE                   SOLE
Annaly Mtg Management            COM           035710409   1,946    113,449  SH          SOLE                   SOLE
McDonalds Corp                   COM           580135101   1,840     27,931  SH          SOLE                   SOLE
General Mills Inc                COM           370334104   1,757     49,475  SH          SOLE                   SOLE
Sysco Corp                       COM           871829107   1,723     60,306  SH          SOLE                   SOLE
Streettracks Gold TRUST          COM           78463V107   1,612     13,247  SH          SOLE                   SOLE
Automatic Data Processing        COM           053015103   1,599     39,728  SH          SOLE                   SOLE
Emerson Electric                 COM           291011104   1,466     33,558  SH          SOLE                   SOLE
Exxon Mobil Corp                 COM           30231G102   1,454     25,484  SH          SOLE                   SOLE
Wells Fargo & Co New             COM           949746101   1,313     51,286  SH          SOLE                   SOLE
Stryker                          COM           863667101   1,312     26,204  SH          SOLE                   SOLE
Plum Creek Timber Co             COM           729251108   1,213     35,142  SH          SOLE                   SOLE
Conoco-Phillips                  COM           20825C104   1,148     23,377  SH          SOLE                   SOLE
Pfizer Incorporated              COM           717081103   1,118     78,403  SH          SOLE                   SOLE
iShares Lehman Tips              COM           464287176   1,067      9,979  SH          SOLE                   SOLE
Sigma Aldrich Corp               COM           826552101   1,064     21,356  SH          SOLE                   SOLE
Intl Business Machines           COM           459200101   1,043      8,444  SH          SOLE                   SOLE
Amgen, Inc.                      COM           031162100     964     18,333  SH          SOLE                   SOLE
Deere & Co                       COM           244199105     961     17,267  SH          SOLE                   SOLE
Questar Corporation              COM           748356102     953     20,949  SH          SOLE                   SOLE
Walt Disney Co                   COM           254687106     945     29,992  SH          SOLE                   SOLE
Qualcomm Inc                     COM           747525103     944     28,738  SH          SOLE                   SOLE
Baxter International Inc         COM           071813109     931     22,906  SH          SOLE                   SOLE
Verizon Communications           COM           92343V104     885     31,569  SH          SOLE                   SOLE
iShares S&P North Amer Natural   COM           464287374     818     26,534  SH          SOLE                   SOLE
AT&T                             COM           00206R102     802     33,159  SH          SOLE                   SOLE
Vanguard Emerging Markets        COM           922042858     792     20,860  SH          SOLE                   SOLE
iShares GS$ Investor Corp        COM           464287242     787      7,255  SH          SOLE                   SOLE
Oracle Corporation               COM           68389X105     732     34,130  SH          SOLE                   SOLE
Colgate-Palmolive Co             COM           194162103     702      8,915  SH          SOLE                   SOLE
ChevronTexaco Corp.              COM           166764100     681     10,039  SH          SOLE                   SOLE
Blackrock Global Energy          COM           09250U101     668     29,767  SH          SOLE                   SOLE
Amern Tower Corp Class A         COM           029912201     621     13,964  SH          SOLE                   SOLE
Clough Global Oppty Fd           COM           18914E106     587     51,450  SH          SOLE                   SOLE
iShares Lehman US Aggregate BD   COM           464287226     574      5,355  SH          SOLE                   SOLE
Genzyme Corp.                    COM           372917104     570     11,235  SH          SOLE                   SOLE
Nike Inc Class B                 COM           654106103     564      8,605  SH          SOLE                   SOLE
Celgene Corp                     COM           151020104     554     10,907  SH          SOLE                   SOLE
American Intl Group Inc          COM           026874784     550     15,963  SH          SOLE                   SOLE
Target Corporation               COM           87612E106     549     11,164  SH          SOLE                   SOLE
Partnerre Ltd                    COM           G6852T204     549     24,220  SH          SOLE                   SOLE
SunAmerica Focused Alpha         COM           867038101     545     44,144  SH          SOLE                   SOLE
Abbott Laboratories              COM           002824100     544     11,632  SH          SOLE                   SOLE
Costco Whsl Corp New             COM           22160K105     533      9,727  SH          SOLE                   SOLE
Coach Inc                        COM           189754104     513     14,035  SH          SOLE                   SOLE
Unitedhealth Group Inc           COM           91324P102     513     18,056  SH          SOLE                   SOLE
Bed Bath & Beyond                COM           075896100     511     13,778  SH          SOLE                   SOLE
Best Buy Inc                     COM           086516101     499     14,728  SH          SOLE                   SOLE
Autodesk Inc                     COM           052769106     493     20,242  SH          SOLE                   SOLE
J P Morgan Chase & Co            COM           46625H100     491     13,407  SH          SOLE                   SOLE
Darden Restaurants Inc           COM           237194105     490     12,610  SH          SOLE                   SOLE
I-Shares Tr Lehman Tips
  Bond Fund                      COM           464287176     484      4,525  SH          SOLE                   SOLE
Progress Energy                  COM           743263105     476     12,128  SH          SOLE                   SOLE
BB&T Corporation                 COM           054937107     462     17,567  SH          SOLE                   SOLE
Cullen Frost Bankers             COM           229899109     458      8,913  SH          SOLE                   SOLE
Research In Motion Ltd           COM           760975102     456      9,252  SH          SOLE                   SOLE
Freeport Mcmorn Cp&Gld B         COM           35671D857     454      7,686  SH          SOLE                   SOLE
Adobe Systems Inc                COM           00724F101     448     16,941  SH          SOLE                   SOLE
iShares CEF Real Estate          COM           464287739     443      9,381  SH          SOLE                   SOLE
Duke Energy Corporation          COM           26441C105     441     27,541  SH          SOLE                   SOLE
Bank of America Corp.            COM           060505104     422     29,343  SH          SOLE                   SOLE
Calamos Strategic Total Return   COM           128125101     416     54,002  SH          SOLE                   SOLE
Tractor Supply Company           COM           892356106     407      6,677  SH          SOLE                   SOLE
SPDR Gold Trust Shrs             COM           78463V107     405      3,330  SH          SOLE                   SOLE
Ishares Msci Grmny Idx           COM           464286806     402     21,500  SH          SOLE                   SOLE
Barclays Bank                    COM           06739H776     375     17,000  SH          SOLE                   SOLE
General Elec Cap Corp            COM           369622519     359     14,375  SH          SOLE                   SOLE
Vanguard Intermediate Term Bon   COM           921937819     354      4,230  SH          SOLE                   SOLE
3M Company                       COM           88579Y101     351      4,441  SH          SOLE                   SOLE
E M C Corp Mass                  COM           268648102     348     19,033  SH          SOLE                   SOLE
Gabelli Divid & Incm Pfd         COM           345395206     340     13,603  SH          SOLE                   SOLE
Vanguard Bond Index Fund         COM           921937827     336      4,150  SH          SOLE                   SOLE
Ishares Tr Lehman Bd Fd          COM           464288646     332      3,200  SH          SOLE                   SOLE
Ing Groep Nv                     COM           456837509     325     19,297  SH          SOLE                   SOLE
Direxion Shs Exch Trd Fd         COM           25459W854     318     17,400  SH          SOLE                   SOLE
Pimco Exch Traded Fund           COM           72201R833     312      3,110  SH          SOLE                   SOLE
United Technologies              COM           913017109     310      4,780  SH          SOLE                   SOLE
I-Shares Tr Gs Corp              COM           464287242     301      2,775  SH          SOLE                   SOLE
Vanguard Intl Eqty Index         COM           922042775     296      7,700  SH          SOLE                   SOLE
Exelon Corporation               COM           30161N101     287      7,556  SH          SOLE                   SOLE
Corning Inc                      COM           219350105     280     19,723  SH          SOLE                   SOLE
United Parcel Svc Inc CL B       COM           911312106     268      4,717  SH          SOLE                   SOLE
Nuveen Qual Pfd Inc Fd           COM           67072C105     265     35,280  SH          SOLE                   SOLE
Price T Rowe Tx Fr Hi Yld Fd     COM           741486104     264     24,420  SH          SOLE                   SOLE
Heinz H J Co Com                 COM           423074103     261      6,030  SH          SOLE                   SOLE
Nuveen NC Muni Bond Fd R         COM           67065P816     256     24,334  SH          SOLE                   SOLE
Barrick Gold Corp                COM           067901108     256      5,631  SH          SOLE                   SOLE
Streettracks Series Trust SPDR   COM           78464A722     255      6,593  SH          SOLE                   SOLE
Dominion Resources Inc VA New    COM           25746U109     243      6,282  SH          SOLE                   SOLE
Clorox Company                   COM           189054109     243      3,911  SH          SOLE                   SOLE
Devon Energy Cp New              COM           25179M103     241      3,960  SH          SOLE                   SOLE
Vanguard Corp Bond Etf           COM           92206C409     234      3,050  SH          SOLE                   SOLE
ADR Sanofi-Aventis Spons.        COM           80105N105     230      7,650  SH          SOLE                   SOLE
Schlumberger, Ltd.               COM           806857108     230      4,149  SH          SOLE                   SOLE
Franklin Street Ppty Cp          COM           35471R106     229     19,396  SH          SOLE                   SOLE
Apple Computer Inc               COM           037833100     225        896  SH          SOLE                   SOLE
Monsanto Co New Del              COM           61166W101     219      4,733  SH          SOLE                   SOLE
Vanguard Scottsdale Etf          COM           92206C102     218      3,600  SH          SOLE                   SOLE
Vanguard Specialized Portfol C   COM           921908844     218      4,950  SH          SOLE                   SOLE
iShares MSCI EAFE Fd             COM           464287465     216      4,648  SH          SOLE                   SOLE
Home Depot Inc                   COM           437076102     216      7,680  SH          SOLE                   SOLE
Biotech Holders Tr               COM           09067D201     209      2,400  SH          SOLE                   SOLE
Apex Muni Fund Inc               COM           09254H106     209     23,518  SH          SOLE                   SOLE
Gabelli Dividend & Income Tr 5   COM           36242H203     208      8,330  SH          SOLE                   SOLE
Omnicom Group Inc                COM           681919106     207      6,025  SH          SOLE                   SOLE
Merck & Co Inc                   COM           58933Y105     205      5,855  SH          SOLE                   SOLE
Aegon Nv Cap                     COM           007924301     205     11,697  SH          SOLE                   SOLE
Philip Morris Intl               COM           718172109     203      4,434  SH          SOLE                   SOLE